Ownership, Nature of Business - Advertising and marketing costs (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Advertising and marketing costs
Marketing and Advertising Expense	$ 95
Corporate level advertising and marketing expense	$ 11
Predecessor
Advertising and marketing costs
Marketing and Advertising Expense		$ 4,643	$ 7,262	$ 6,831
Corporate level advertising and marketing expense		$ 116	$ 291	$ 447